Senior Secured Convertible Notes (4) and Warrants (Details 2) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 11, 2023	Mar. 31, 2023	Dec. 31, 2022	Apr. 21, 2023
Debt Instrument [Line Items]
Fair Value		$ 9,442	$ 10,008
Conversion Price	$ 0.25	$ 0.78	$ 0.78
Interest rate		10.00%	10.00%
Valuation technique		PWERM	PWERM
Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Fair Value	$ 1,803	$ 1,660
Face value principle payment	3,333	3,333
Face value at Premium	$ 4,166	$ 4,166
Conversion Price	$ 0.78	$ 0.25
Maturity Date	Oct. 06, 2023	Oct. 06, 2023
Interest rate	6.00%	6.00%		0.00%
Valuation technique	PWERM	PWERM